Contract liabilities - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contract liabilities
Current contract liabilities	€ 30,200	€ 26,595
Non-current contract liabilities	37,711	39,526
Transaction price allocated to remaining performance obligations	1,854,565	1,701,938
Customer prepayments
Disclosure of contract liabilities
Revenue that was included in contract liability balance at beginning of period	15,600	20,000	€ 21,200
Contract liabilities
Disclosure of contract liabilities
Revenue that was included in contract liability balance at beginning of period	10,600	3,100	€ 3,200
Due within one year
Disclosure of contract liabilities
Transaction price allocated to remaining performance obligations	€ 1,030,799	€ 898,546